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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC

Address: 100 Northfield Street
         Greenwich, CT 06830



Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden

Title:   Chairman

Phone:   (203) 618-0065


Signature, Place, and Date of Signing:

/s/ Richard C. Breeden          Greenwich, CT             November 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $ 183,063
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                     FOR QUARTER ENDED SEPTEMBER 30, 2012

                   Title of           Value (x Shrs or prn SH/ Put/ Investment  Other
Name of Issuer      Class     CUSIP    $1000)      amt     PRN Call Discretion Managers   Voting Authority
--------------     -------- --------- -------- ----------- --- ---- ---------- -------- ---------------------
                                                                                          Sole    Shared None
                                                                                        --------- ------ ----
ASHLAND INC NEW...   COM    044209104  26,598     371,475  SH          SOLE               371,475
EASTMAN CHEM CO...   COM    277432100   3,000      52,625  SH          SOLE                52,625
FLOWSERVE CORP....   COM    34354P105  21,524     168,497  SH          SOLE               168,497
HELMERICH & PAYNE
  INC.............   COM    423452101  23,671     497,186  SH          SOLE               497,186
IRON MTN INC......   COM    462846106     337       9,891  SH          SOLE                 9,891
STANLEY BLACK &
  DECKER INC......   COM    854502101  13,738     180,176  SH          SOLE               180,176
STERIS CORP.......   COM    859152100  60,111   1,694,713  SH          SOLE             1,694,713
ZALE CORP NEW.....   COM    988858106  34,083   4,939,550  SH          SOLE             4,939,550